Loans Serviced for Others (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Discount Rate	11.49%
Aggregate of loans serviced for others	$ 195,500	$ 178,500	$ 148,600
Contractually Specified Servicing Fees, Amount	531	463	374
Servicing Asset at Amortized Value, Balance [Roll Forward]
Balance at beginning of period	1,177	977	740
Additions	427	460	439
Amortization	(291)	(260)	(202)
Balance at end of period	1,313	1,177	977
Fair value of mortgage servicing assets	$ 1,349	$ 1,462	$ 1,456
Minimum [Member]
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Prepayment Speed	202.00%
Maximum [Member]
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Prepayment Speed	575.00%